Share-based Compensation - Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of Options
Beginning balance (in shares)	32,667,241
Granted (in shares)	34,993,424
Exercised (in shares)	(3,602,932)
Forfeited (in shares)	(617,245)
Ending balance (in shares)	63,440,488	32,667,241
Vested and expected to vest, end of period (in shares)	63,440,488
Exercisable, end of period (in shares)	13,222,724
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 0.59
Granted (in dollars per share)	1.04
Forfeited (in dollars per share)	0.63
Ending balance (in dollars per share)	0.87	$ 0.59
Exercised	0.05
Vested and expected to vest, end of period (in dollars per share)	0.87
Exercisable, end of period (in dollars per share)	$ 0.15
Weighted-average Remaining Contractual Life
Weighted-average remaining contractual term, outstanding	7 years 10 months 6 days	8 years 3 months
Weighted average remaining contractual term, vested and expected to vest	7 years 10 months 6 days
Weighted average remaining contractual term, exercisable	4 years 9 months 21 days
Aggregate Intrinsic Value
Beginning Balance	$ 15,733,975	$ 18,100,000
Aggregate intrinsic value, vested and expected to vest	13,528,733
Aggregate intrinsic value, exercisable	11,751,270
Ending Balance	13,528,733	$ 15,733,975
Exercised	$ 3,439,966
Weighted-average Grant Date Fair Value Per Share
Beginning Balance, weighted average grant date fair value (in dollars per share)	$ 0.75
Options granted, weighted-average grant-date fair value per share (in dollars per share)	0.3
Options vested and expected to vest, weighted average grant date fair value (in dollars per share)	0.47
Options exercisable, weighted average grant date fair value (in dollars per share)	1.2
Ending Balance, weighted average grant date fair value (in dollars per share)	$ 0.47	$ 0.75